Vanguard Global Credit Bond Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	86 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Credit Index USD Hedged (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.80%	0.41%	3.13%
Bloomberg Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.67%	(1.72%)	1.37%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.25%	0.84%	3.93%
Performance Inception Date	Nov. 15, 2018
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	(0.71%)	2.13%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.27%	(0.03%)	2.26%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	0.95%	4.03%
Performance Inception Date	Nov. 15, 2018